SHAREHOLDERS' EQUITY (Details 2) - shares	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 15, 2013	Sep. 30, 2015	Dec. 31, 2014
Stock Unit 2 [Member]
Stock Units, Granted	6,000,000		75,000
Stock Unit [Member]
Stock Units, Granted	300,000		852,273
Stock Unit1 [Member]
Stock Units, Outstanding Beginning Balance		8,270,239	6,311,250
Stock Units, Granted		11,046,862	1,801,985
Stock Units, Expired		570,000
Stock Units, Cancelled
Stock Units, Forfeited
Stock Units, Outstanding Ending Balance		18,247,101	8,270,239
Stock Units, Vested		13,459,600	6,496,562